Fees Summary	Nov. 21, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 747,067,500.00
Previously Paid Amount	0.00
Total Fee Amount	114,376.03
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 114,376.03
Narrative - Max Aggregate Offering Price	$ 114,376.03
Narrative - Max Aggregate Offering Amount | shares	74,706,750,000
Final Prospectus	true